Leases (Tables)	12 Months Ended
Jul. 31, 2026
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

The Group leases offices and employee housing in Japan, Taiwan, Shanghai and New York under operating leases with remaining terms of up to approximately 4.4 years. The Group has no finance leases. Supplemental balance sheet information:

	As of July 31,
	2026	2025
Operating lease right-of-use assets	$6,100,345	$6,782,354
Operating lease liabilities – current	$2,230,338	$2,728,326
Operating lease liabilities – noncurrent	4,053,098	4,222,089
Total operating lease liabilities	$6,283,436	$6,950,415
Weighted-average remaining lease term (years)	3.37	3.84
Weighted-average discount rate	3.68%	2.55%

	For the years ended July 31,
	2026	2025	2024
Operating lease cost	$3,096,047	$2,208,699	$1,705,711
Cash paid for amounts included in operating lease liabilities	$3,139,813	$2,602,143	$1,969,440
ROU assets obtained for new operating lease liabilities	$2,431,609	$5,129,642	$1,685,257

Schedule of Maturity of Operating Lease Liabilities

Maturities of operating lease liabilities as of July 31, 2026:

Year ending July 31,	Amount
Year ending July 31, 2027	$2,418,022
2028	1,704,585
2029	1,368,170
2030	809,367
2031	367,894
Thereafter	—
Total lease payments	6,668,038
Less: imputed interest	(384,602)
Total lease liabilities	$6,283,436